Inventories (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Inventories
Raw materials and consumables	$ 54,967	$ 70,134
Inventories in process	59,838	37,705
Finished goods	20,906	1,237
Total inventories	135,711	109,076
Inventory write-offs	$ 0	$ 0